Issued Capital (Details Narrative)		2 Months Ended	12 Months Ended
	May 31, 2021 shares	Jul. 15, 2021 CAD ($)	Apr. 30, 2021 CAD ($) shares $ / shares	Apr. 30, 2020 shares
Statement Line Items [Line Items]
Listed warrants			2,401,648
Number of share options granted	675,000
Warrants [Member]
Statement Line Items [Line Items]
Listed warrants			24,834,219
Unlisted common share purchase warrants			294,118
Warrants exercise price | $ / shares			$ 1.40
Warrants expiry date			Dec. 06, 2024
Subscription Agreements [Member]
Statement Line Items [Line Items]
Common shares per share | $ / shares			$ 0.10
Subscription Agreements [Member] | June 11, 2021 [Member]
Statement Line Items [Line Items]
Common shares per share | $ / shares			$ 0.25
Common shares			1,166,690
Escrow Agreements [Member] | June 11, 2021 [Member]
Statement Line Items [Line Items]
Common shares			4,428,544
Long Term Incentive Plan [Member]
Statement Line Items [Line Items]
Common shares			10,775,285
Options issued and outstanding, description			The total number of common shares issuable to any participant under the LTIP, at any time, together with common shares reserved for issuance to such participant under any other security-based compensation arrangements of the Company, shall not exceed 5% of the issued and outstanding common shares; (b) the total number of common shares issuable to insiders within any one-year period and at any given time under the LTIP, together with any other security-based compensation arrangement of the Company, shall not exceed 10% of the issued and outstanding common shares; and (c) the total number of common shares issuable to non-executive directors (excluding the Chair of the Board, if any) under the LTIP shall not exceed 3% of the issued and outstanding common shares.
Grant value of common shares | $			$ 100,000
Number of share options granted
Long Term Incentive Plan [Member] | Non-adjusting Events After Reporting Period [Member]
Statement Line Items [Line Items]
Number of share options granted | $		875,000